Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued construction costs	$ 60	$ 12,359
Accrued compensation and benefits	3,294	3,273
Accrued operational expenses	1,387	2,203
Accrued restructuring costs	3,188	5,434
Accrued research, development and clinical trial expenses	1,773	3,827
Operating lease liabilities, current	1,796	2,381
Other current liabilities	324	592
Total accrued expenses and other current liabilities	$ 11,822	$ 30,069
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities